UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     June 30, 2011
                                                   --------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
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         London SW1A 1LD
         -----------------------
         England
         -----------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:   David Mills
        --------------------
Title:  Head of Compliance
        --------------------
Phone:  +44(20) 7659-4250
        --------------------

Signature, Place, and Date of Signing:

/s/David Mills
--------------
[Signature]

London, England
---------------
[City, State]

July 27, 2011
----------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:



Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     15
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Form 13F Information Table Value Total:

$ 2,729,635 (thousands)
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


                           FORM 13F INFORMATION TABLE
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





                                              VALUE                            PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
                       TITLE                 --------                          ----  ----------  --------    --------------------
NAME OF ISSUER        OF CLASS     CUSIP     (x$1000)  SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  MANAGERS      SOLE     SHARED  NONE
-------------------   --------  -----------  --------  --------------  ------  ----  ----------  --------    ---------  ------  ----
APACHE CORP            COM      037411 10 5  155,072     1,256,760       SH             SOLE                  1,256,760
BEST BUY INC           COM      086516 10 1    2,986        94,600       SH             SOLE                     94,600
BUNGE LIMITED          COM      G16962 10 5  172,701     2,504,723       SH             SOLE                  2,504,723
CLEARWIRE CORP  NEW    CL A     18538Q 10 5    6,873     1,818,343       SH             SOLE                  1,818,343
EXELON CORP            COM      30161N 10 1  157,950     3,686,983       SH             SOLE                  3,686,983
HUMAN GENOME SCI       COM      444903 10 8  126,917     5,171,842       SH             SOLE                  5,171,842

INTEL CORP             COM      458140 10 0  299,256    13,504,339       SH             SOLE                 13,504,339
LENNAR CORP            CL A     526057 10 4  151,602     8,352,750       SH             SOLE                  8,352,750
MCKESSON CORP          COM      58155Q 10 3  270,175     3,222,109       SH             SOLE                  3,222,109
NEWS CORP LTD          CL B     65248E 20 3  284,296    15,724,342       SH             SOLE                 15,724,342
PEPSICO INC            COM      713448 10 8  247,155     3,509,230       SH             SOLE                  3,509,230
PFIZER INC             COM      717081 10 3  261,394    12,689,030       SH             SOLE                 12,689,030
ST JOE CO              COM      790148 10 0  111,310     5,341,193       SH             SOLE                  5,341,193
TRANSOCEAN LTD        REG SHS   H8817H 10 0  216,593     3,354,910       SH             SOLE                  3,354,910
YUM BRANDS INC         COM      988498 10 1  265,355     4,803,666       SH             SOLE                  4,803,666


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